Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities	12 Months Ended
Sep. 30, 2021
Hong Kong JKC Group Co., Ltd (JKC HK) [Member]
Wholly owned subsidiaries
Date of Incorporation	Feb. 13, 2019
Place of incorporation	HK
Principal Activities	Investment holding company
Hong Kong JKC Group Co., Ltd (JKC HK) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
‣ Changzhou Langyi Electronic Technologies Co., Ltd. [Member]
Wholly owned subsidiaries
Date of Incorporation	Aug. 06, 2021
Place of incorporation	PRC
Principal Activities	WFOE
‣ Changzhou Langyi Electronic Technologies Co., Ltd. [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Changzhou Jiekai New Energy Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 12, 2019
Place of incorporation	PRC
Principal Activities	WFOE, a holding company
Changzhou Jiekai New Energy Technology Co., Ltd. [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Jiangsu Baozhe Electric Technologies Co., Ltd. (“Jiangsu Baozhe”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jul. 30, 2019
Place of incorporation	PRC
Principal Activities	Holding company
Jiangsu Baozhe Electric Technologies Co., Ltd. (“Jiangsu Baozhe”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member]
Wholly owned subsidiaries
Date of Incorporation	May 05, 2014
Place of incorporation	PRC
Principal Activities	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	80.87%
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Aug. 21, 2018
Place of incorporation	PRC
Principal Activities	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member]
Wholly owned subsidiaries
Date of Incorporation	May 07, 2018
Place of incorporation	PRC
Principal Activities	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	51.00%
Tianjin Dilang Technologies Co., Ltd. (“Dilang”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jul. 02, 2019
Place of incorporation	PRC
Principal Activities	Production and sales of e-bicycles
Tianjin Dilang Technologies Co., Ltd. (“Dilang”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	80.00%
‣ Tianjin Dilang Import and Export Trading Co., Ltd. (“Dilang Trading”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 18, 2021
Place of incorporation	PRC
Principal Activities	Import and Export trade of e-bicycles
‣ Tianjin Dilang Import and Export Trading Co., Ltd. (“Dilang Trading”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	80.00%
‣ Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 28, 2021
Place of incorporation	PRC
Principal Activities	Production and sales of e-bicycles
‣ Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”) [Member] | Ownership []Member
Wholly owned subsidiaries
Percentage of effective ownership	100.00%